UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22180

Meyers Capital Investments Trust

(Exact Name of Registrant as Specified in Charter)

2695 Sandover Road

Columbus, OH 43220

(Address of Principal Executive Offices)(Zip Code)

Frank B. Meyers

2695 Sandover Road

Columbus, OH 43220

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  (614) 442-0384

Date of fiscal year end: May 31

Date of reporting period: February 28, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Meyers Aggressive Growth Fund
	Schedule of Investments
	February 28, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 95.33%

Biological Products (No Diagnostic Substances) - 0.10%
500	NABI Biopharmaceuticals *	$ 2,615

Chemicals & Allied Products - 0.36%
1,000	Gulf Resources, Inc. (China) *	9,730

Computer Communications Equipment - 2.13%
3,500	Ezchip Semiconductor Ltd. (Israel) *	56,910

Computer Storage Devices - 0.35%
1,500	Lasercard Corp. *	9,375

Dental Equipment & Supplies - 6.06%
4,500	Sirona Dental Systems, Inc. *	161,505

Electronic Components, NEC - 1.15%
150	Apple, Inc. *	30,693

Fire, Marine & Casualty Insurance - 2.02%
2,000	Cincinnati Financial Corp.	53,780

General Building Contractors-Residential Buildings - 0.58%
500	Gafisa S.A. *	15,355

General Industrial Machinery & Equipment - 2.65%
3,500	RINO International Corp. (China) *	70,735

Gold & Silver Ores - 1.12%
11,000	Northgate Minerals Corp. (Canada) *	29,920

Hazardous Waste Management - 3.45%
12,961	Sharps Compliance Corp. *	92,023

In Vitro & In Vivo Diagnostic Substances - 0.73%
500	Inverness Medical Innovations, Inc. *	19,510

Industrial Organic Chemicals - 3.19%
400	Lubrizol Corp.	31,604
600	NewMarket Corp.	53,430
		85,034
Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 6.01%
16,600	Hecla Mining Co. *	86,320
2,000	Teck Cominico Ltd. Class B (Canada) *	73,880
		160,200
Miscellaneous Electrical Machinery, Equipment & Supplies - 0.10%
200	Maxwell Technologies, Inc. *	2,772

Miscellaneous Food Preparations & Kindred Products - 0.63%
200	Green Mountain Coffee Roasters, Inc. *	16,878

Motors & Generators - 0.71%
1,000	Harbin Electric, Inc. *	18,930

Ordnance & Accessories, (No Vehicles/Guided Missiles) - 0.71%
150	National Presto Industries, Inc. *	18,924

Personal Credit Institutions - 3.77%
2,500	Credit Acceptance Corp. *	100,425

Pharmaceutical Preparations - 6.04%
4,000	Hi Tech Pharmacal Co., Inc. *	86,040
1,000	Impax Laboratories, Inc. *	15,410
150	Regeneron Pharmaceuticals, Inc. *	3,669
1,500	Valeant Pharmaceuticals International *	55,830
		160,949
Photographic Equipment & Supply - 3.42%
6,800	IMAX Corp. (Canada) *	91,188

Power, Distribution & Specialty Transformers - 3.33%
4,000	Jinpan International Ltd. (China)	88,720

Printed Circuit Boards - 1.02%
4,800	IEC Electronics Corp. *	27,072

Retail-Apparel & Accessory Stores - 0.84%
500	Joseph A Banks Clothiers, Inc. *	22,365

Retail-Drug Stores & Proprietary Stores - 1.11%
4,000	Bioscrip, Inc. *	29,560

Rolling Drawing & Extruding of Nonferrous Metals - 0.12%
400	Lihua International, Inc. *	3,260

Savings Institutions, Federally Chartered - 2.69%
5,500	Bofi Holding, Inc. *	71,665

Semiconductors & Related Devices - 0.51%
200	Cree, Inc. *	13,566

Services-Business Services, NEC - 3.65%
6,600	LML Payments Systems, Inc. *	15,906
100	Priceline Com, Inc. *	22,671
500	Shanda Games Ltd. *	4,135
2,500	Transcend Services, Inc. *	48,775
400	WNS Holdings Ltd. *	5,964
		97,451
Services-Computer Integrated Systems Design - 10.71%
10,888	Ebix, Inc. *	158,094
900	NCI, Inc. Class A *	25,353
2,000	Netscout Systems, Inc. *	29,180
1,500	Open Text Corp. (Canada) *	72,960
		285,587
Services-Computer Programming Services - 1.70%
6,000	IncrediMail Ltd. (Israel)	45,300

Services-Engineering Services - 0.80%
500	VSE Corp.	21,265

Services-Hospitals - 0.40%
200	Mednax, Inc. *	10,700

Services-Prepackaged Software - 12.98%
5,300	Bottomline Technologies, Inc. *	84,217
37,001	Clicksoftware Technologies Ltd. (Israel) *	261,967
		346,184
Services-Social Services - 0.41%
300	Almost Family, Inc. *	10,818

Services-Specialty Outpatient - 1.30%
8,301	Continucare Corp. *	34,615

Surgical & Medical Instruments - 0.67%
600	Sonosite, Inc. *	17,778

Telephone Communications (No Radio Telephone) - 1.67%
23,500	Multiband Corp. *	44,650

Tires & Inner Tubes - 3.62%
5,500	Cooper Tire & Rubber Co., Inc.	96,470

Wholesale-Drugs, Proprietaries & Druggists' Sundires- 2.52%
18,500	China Medicine Corp. (China) *	67,340

TOTAL FOR COMMON STOCKS (Cost $2,464,759) - 95.33%		$ 2,541,817

SHORT TERM INVESTMENTS - 1.33%
35,403	Huntington Money Market Fund IV 0.01% ** (Cost $35,403)	35,403

TOTAL INVESTMENTS (Cost $2,500,162) - 96.65%		$ 2,577,220

OTHER ASSETS LESS LIABILITIES - 3.35%		89,192

NET ASSETS - 100.00%		$ 2,666,412

ADS - American Depository Shares
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at February 28, 2010.

NOTES TO FINANCIAL STATEMENTS
Meyers Aggressive Growth Fund
1. SECURITY TRANSACTIONS
At February 28, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,500,162 amounted to $77,058, which consisted of aggregate gross unrealized appreciation of
$225,524 and aggregate gross unrealized depreciation of $148,466.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of February 28, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,541,817	$0	$0	$2,541,817
Exchange Traded Funds	$0	$0	$0	$0
Preferred Stocks	$0			$0
Cash Equivalents	$35,403	$0	$0	$35,403
Total	$2,577,220	$0	$0	$2,577,220

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meyers Capital Investments Trust

By /s/Frank B. Meyers

     Frank B. Meyers

     President and Treasurer

Date April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Frank B. Meyers

     Frank B. Meyers

     President and Treasurer

Date April 28, 2010